SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable

	Revenue		Accounts receivable
	For the nine months ended	For the nine months ended	As of	As of
	September 30, 2021	September 30, 2020	September 30, 2021	December 31, 2020
Customer A	11%	0%	6%	0%
Customer B	10%	60%	16%	0%
Customer C	10%	0%	0%	0%
Customer D	6%	0%	12%	0%
Customer E	6%	0%	12%	0%
Customer F	5%	0%	27%	0%
Customer G	3%	0%	0%	53%
Customer H	1%	40%	0%	32%

	Revenue	Accounts receivable
	For the year ended	As of
	December 31, 2020	December 31, 2020
Customer A	21%	4%
Customer B	21%	0%
Customer C	20%	53%
Customer D	14%	32%
Customer E	11%	0%